Management Fees Fee Waiver Or Reimbursement Over Assets [Member] Expense Example - AB Large Cap Value Fund	Nov. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 512
Expense Example, with Redemption, 3 Years	697
Expense Example, with Redemption, 5 Years	897
Expense Example, with Redemption, 10 Years	1,474
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	267	[1]
Expense Example, with Redemption, 3 Years	519
Expense Example, with Redemption, 5 Years	896
Expense Example, with Redemption, 10 Years	1,751
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	394
Expense Example, with Redemption, 10 Years	888
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	339
Expense Example, with Redemption, 10 Years	$ 761

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.